STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .4%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,400,268
Airlines - 1.7%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,777,810		4,976,448
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,401,538
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	6,400,000		6,972,622
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	4,730,000		4,749,306
				21,099,914
Automobiles & Components - .4%
Volkswagen Group of America Finance, Gtd. Notes	2.85	9/26/2024	4,730,000	[a]	4,798,080
Banks - 6.5%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,600,000	[a]	2,745,830
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,170,000		9,754,312
Citigroup, Sub. Notes	4.45	9/29/2027	9,255,000		10,192,732
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	5,500,000	[a]	5,804,015
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,270,000		7,539,617
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,115,000	[a]	3,783,772
Morgan Stanley, Sub. Notes	4.88	11/1/2022	10,000,000		10,722,208
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a]	4,684,909
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	5,345,000		6,146,896
Societe Generale, Sub. Notes	4.75	11/24/2025	3,545,000	[a]	3,820,556
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		11,372,957
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	3,530,000		3,572,752
				80,140,556
Beverage Products - .6%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	5,935,000		7,130,958
Chemicals - .6%
Dupont De Nemours, Sr. Unscd. Notes	4.49	11/15/2025	5,460,000		6,009,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Chemicals - .6% (continued)
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	925,000	978,426
				6,987,545
Commercial & Professional Services - 1.0%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000	6,425,814
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000	6,305,257
				12,731,071
Commercial Mortgage Pass-Through Ctfs. - 1.5%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	3,961,000	4,047,050
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	4,835,000	4,979,772
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000	9,284,492
				18,311,314
Diversified Financials - .9%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	6,600,000	6,817,741
BGC Partners, Sr. Unscd. Notes	3.75	10/1/2024	4,260,000	[a] 4,205,654
				11,023,395
Electronic Components - .4%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	5,230,000	5,338,731
Energy - 3.1%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,586,997
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000	[b] 4,776,365
Concho Resources, Gtd. Notes	4.30	8/15/2028	3,750,000	4,028,203
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	5,050,000	5,578,265
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000	5,079,019
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	3,300,000	3,675,573
Shell International Finance, Gtd. Notes	3.50	11/13/2023	5,269,000	5,565,230
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	3,145,000	3,286,244
				37,575,896
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,475,000	3,720,788
Financials - .7%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a] 4,248,781
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	3,800,000	[a] 3,775,904
				8,024,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Foreign Governmental - ..6%
Ontario, Sr. Unscd. Notes	3.05	1/29/2024	7,455,000	7,813,748
Health Care - 2.1%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	5,750,000	[a] 5,845,009
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	6,293,161
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,180,000	8,180,242
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	5,000,000	4,945,038
				25,263,450
Industrial - 1.0%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	7,215,000	7,361,826
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	5,154,000	5,273,741
				12,635,567
Information Technology - 2.4%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	5,141,839
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000	5,591,182
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	7,035,000	8,066,215
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	4,820,000	4,885,937
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	5,409,996
				29,095,169
Insurance - .3%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	3,750,000	3,708,806
Internet Software & Services - 2.0%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	6,655,000	6,768,049
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,715,272
eBay, Sr. Unscd. Notes	2.60	7/15/2022	5,295,000	5,345,177
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	6,500,000	[a] 6,995,906
				24,824,404
Media - .8%
Comcast, Gtd. Notes	3.60	3/1/2024	9,400,000	9,964,726
Municipal Securities - 5.8%
California, GO	3.38	4/1/2025	6,270,000	6,669,713
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000	8,341,515
Chicago ll, GO, Ser. B	7.38	1/1/2033	4,710,000	5,642,674
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000	5,946,184
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	335,000	344,152
New York City, GO (Build America Bonds) Ser. H1	6.25	6/1/2035	5,470,000	5,581,643

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Municipal Securities - 5.8% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bonds)	6.28	6/15/2042	8,440,000	8,807,478
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	3.00	7/1/2020	14,000,000	14,096,040
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,890,000	3,923,532
University of California, Revenue Bonds, Refunding (Limited Project), Ser. J	4.13	5/15/2045	5,530,000	6,190,890
University of North Carolina at Chapel Hill, Revenue Bonds, Refunding, Ser. C	3.33	12/1/2036	5,650,000	6,064,597
				71,608,418
Real Estate - 2.8%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,180,000	4,575,118
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	3,500,000	3,957,664
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,662,000	3,870,851
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000	4,683,658
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	5,595,000	5,767,904
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000	3,065,092
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	4,725,000	[b] 5,035,999
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	2,625,000	2,918,877
				33,875,163
Semiconductors & Semiconductor Equipment - 1.1%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	4,020,000	4,115,125
KLA, Sr. Unscd. Notes	4.10	3/15/2029	3,775,000	4,143,398
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	5,300,000	5,853,489
				14,112,012
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000	5,931,483
Telecommunication Services - 2.3%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,340,000	8,074,460
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,155,000	5,596,852
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	10,605,000	14,426,464
				28,097,776

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Transportation - 1.8%
Burlington North Santa Fe, Sr. Unscd. Debs.	3.45	9/15/2021	5,000,000		5,120,805
JB Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,618,174
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	5,190,000		5,434,585
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,728,901
				21,902,465
U.S. Government Agencies Mortgage-Backed - 29.3%
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/48-11/1/49			28,083,567	[c]	28,573,944
3.50%, 8/1/49-9/1/49			18,666,557	[c]	19,215,651
4.00%, 4/1/48-10/1/49			28,138,437	[c]	29,246,666
5.00%, 12/1/39-8/1/49			11,099,354	[c]	12,050,550
Federal National Mortgage Association:
2.50%, 10/1/31			10,345,888	[c]	10,468,743
3.00%, 12/1/34-9/1/49			29,385,847	[c]	30,005,945
3.50%, 7/1/34-10/1/49			66,092,948	[c]	68,151,476
4.00%, 11/1/48-11/1/49			33,153,487	[c]	34,511,057
4.50%, 7/1/49-8/1/49			19,623,171	[c]	20,630,514
5.00%, 11/1/43			1,031,983	[c]	1,134,243
Government National Mortgage Association I:
4.00%, 7/15/49			8,110,386		8,506,590
Government National Mortgage Association II:
3.00%, 9/20/47-11/20/49			23,612,239		24,319,765
3.50%, 1/20/48-10/20/49			35,612,156		37,021,310
4.00%, 7/20/49			12,749,923		13,256,168
4.50%, 11/20/48-7/20/49			21,627,736		22,779,164
				359,871,786
U.S. Treasury Securities - 26.3%
U.S. Treasury Bonds	2.25	8/15/2046	10,355,000		10,437,112
U.S. Treasury Bonds	2.25	8/15/2049	3,535,000	[b]	3,567,036
U.S. Treasury Bonds	2.88	5/15/2049	6,935,000		7,934,886
U.S. Treasury Bonds	2.88	8/15/2045	7,985,000		9,038,958
U.S. Treasury Bonds	3.00	2/15/2049	7,750,000		9,068,862
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2046	10,158,750	[d]	11,383,621
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2049	7,448,409	[d]	8,447,681
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	13,219,645	[d]	13,390,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Treasury Securities - 26.3% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,314,500	[d]	5,379,653
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	8,424,329	[d]	8,505,748
U.S. Treasury Notes	1.38	10/15/2022	5,325,000		5,289,431
U.S. Treasury Notes	1.50	10/31/2021	12,000,000	[b]	11,970,234
U.S. Treasury Notes	1.63	8/15/2029	35,310,000	[b]	34,793,453
U.S. Treasury Notes	1.75	11/15/2029	11,750,000		11,721,313
U.S. Treasury Notes	2.00	11/15/2026	4,540,000	[b]	4,623,884
U.S. Treasury Notes	2.13	7/31/2024	13,000,000		13,281,836
U.S. Treasury Notes	2.25	11/15/2027	6,225,000		6,460,261
U.S. Treasury Notes	2.38	5/15/2027	9,825,000		10,269,620
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		15,701,953
U.S. Treasury Notes	2.50	1/31/2024	7,305,000		7,557,536
U.S. Treasury Notes	2.63	2/28/2023	18,960,000		19,559,906
U.S. Treasury Notes	2.63	1/31/2026	12,700,000		13,381,633
U.S. Treasury Notes	2.63	12/31/2023	25,900,000		26,913,742
U.S. Treasury Notes	2.63	2/15/2029	14,000,000		15,008,984
U.S. Treasury Notes	2.88	11/30/2023	22,810,000		23,903,276
U.S. Treasury Notes	2.88	11/30/2025	14,615,000		15,592,949
				323,184,382
Utilities - 1.5%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		2,874,521
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000		5,097,119
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	4,400,000		4,601,924
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000		5,363,915
				17,937,479
Total Bonds and Notes (cost $1,169,477,629)			1,212,110,035
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,326,331)	1.63		18,326,331	[e]	18,326,331

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,888,947)	1.63		13,888,947	[e]	13,888,947

Total Investments (cost $1,201,692,907)	101.3%	1,244,325,313
Liabilities, Less Cash and Receivables	(1.3%)	(15,407,617)
Net Assets	100.0%	1,228,917,696

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $50,708,416 or 4.13% of net assets.

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $56,523,648 and the value of the collateral was $58,050,731, consisting of cash collateral of $13,888,947 and U.S. Government & Agency securities valued at $44,161,784.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Commercial Mortgage-Backed	-	18,311,314	-	18,311,314
Corporate Bonds	-	431,320,387	-	431,320,387
Foreign Governmental	-	7,813,748	-	7,813,748
Investment Companies	32,215,278	-	-	32,215,278
Municipal Securities	-	71,608,418	-	71,608,418
U.S. Government Agencies Mortgage-Backed	-	359,871,786	-	359,871,786
U.S. Treasury Securities	-	323,184,382	-	323,184,382

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $42,632,406, consisting of $45,652,049 gross unrealized appreciation and $3,019,643 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.